Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 46,738	$ 36,521
Less accumulated depreciation and amortization		27,049	22,373
Total property, plant and equipment, net	$ 19,794	19,689	14,148
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		64	64
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		4,126	4,113
Instruments and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		33,093	26,627
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		85	71
Office Equipment and furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,719	1,590
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		871	728
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 6,780	$ 3,328